Collaboration Arrangements - Additional Information (Detail) - Merck KGaA - USD ($) $ in Millions	12 Months Ended					59 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and milestone payments received to date	$ 110.0					$ 110.0
Collaboration payments achieved and received				$ 42.5	$ 67.5
Revenue recognized by the Company		$ 76.9	$ 14.7
Company received a reimbursement for eligible worldwide development expenses	$ 1.6	$ 11.6	$ 21.9
Collaborative Arrangement Product Agreement | Evofosfamide
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Merck KGaA's percentage share of worldwide development expenses	70.00%